VESSEL PURCHASE PREPAYMENTS	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Vessel Purchase Prepayments	VESSEL PURCHASE PREPAYMENTS

(in thousands of $)	2021	2020
At January 1	289,600	349,472
Deposits to vessel purchase prepayments	—	125,800
Transfers to vessels and equipment, net	(289,600)	(185,672)
At December 31	—	289,600
Between July and October 2020, we transferred an aggregate of $(185.7) million from Vessel purchase prepayments to Vessels and equipment, net upon the delivery of; Flex Aurora, Flex Artemis, Flex Resolute and Flex Amber.
In December 2020, the Company recognized deposits of $125.8 million in connection with the final payment due upon the delivery of our eleventh LNG carrier, Flex Freedom.
In January 2021, $181.6 million was reclassified from Vessel purchase prepayments to Vessels and equipment, net upon the delivery of our eleventh LNG carrier, Flex Freedom.
In January 2021, $54.0 million was reclassified from Vessel purchase prepayments to Vessels and equipment, net upon the delivery of our twelfth LNG carrier, Flex Volunteer.

In May 2021, $54.0 million was reclassified from Vessel purchase prepayments to Vessels and equipment, net upon the delivery of our thirteenth LNG carrier, Flex Vigilant.